CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 16,488	$ 27,396	$ 21,926
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	30,394	19,912	10,759
Share-based compensation	1,949	9,153	930
Loss on disposal of property and equipment	281	1	163
Loss on liquidation of a subsidiary	106
Gain from disposal of cost method investment	(1,772)
Allowance for doubtful accounts	8,509	3,758	1,100
(Loss)/gain from equity method investments	1,732	(521)	156
Fair value change of previously held 33% equity interest of Shanghai Huajian Health Examination Management Co., Ltd		(883)
Changes in assets and liabilities
Accounts receivable	(22,632)	(22,324)	(3,802)
Inventories	(1,279)	(698)	(459)
Prepaid expenses and other current assets	(10,069)	(5,300)	(1,193)
Deferred tax assets	(8,296)	(2,147)	(1,232)
Rental deposit and other long-term assets	(2,781)	(2,253)	(1,485)
Accounts payable	4,766	6,115	(955)
Accrued expenses and other current liabilities	3,979	2,123	2,884
Income tax payable	702	1,129	3,824
Deferred revenues	23,914	6,546	1,774
Deferred government subsidy	(61)	(47)	(79)
Deferred tax liabilities	(2,328)	(863)	(512)
Net cash generated from operating activities	43,602	41,097	34,303
CASH FLOWS FROM INVESTING ACTIVITIES
Restricted cash	20,772	(36,232)	(18,429)
Term deposits	2,361	(14,621)
Purchase of property and equipment	(37,024)	(39,767)	(35,838)
Proceeds from disposal of property and equipment			13
Purchase of intangible assets	157	339
Payments for business acquisitions (net of cash acquired of $2,749, $1,270 and $10,165 for years ended March 31, 2014, 2015 and 2016, respectively)	(37,249)	(56,654)	(41,311)
Payment for long-term investments	(204,414)
Proceeds from sale of cost method investment	1,897
Loan provided to related parties	(4,719)		(4,306)
Repayment of loan by a related party		1,291	3,483
Payment for loan receivables	(1,000)	(740)
Net cash used in investing activities	(261,533)	(147,062)	(96,714)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares			25,181
Proceeds from redesignation of convertible redeemable preferred shares			669
Proceeds from redesignation of Class A common shares			612
Payments for professional fees in connection of issuance of series F convertible preferred shares			(2,847)
Proceeds from issuance of common shares upon initial public offering		135,819
Proceeds from issuance of common shares upon Green Shoe		13,399
Payments of initial public offering cost		(3,574)
Proceeds from exercise of share options	8,035	824
Capital contribution from non-controlling interest shareholders	567	58	732
Payments for business acquisitions	(1,853)	(1,329)	(3,010)
Payments for assets acquisition		(32)
Proceeds from long-term loans	220,223
Proceeds from short-term borrowings	54,126	59,404	20,298
Proceeds from long-term borrowings	12,521		1,901
Repayment of convertible loan			(2,000)
Repayments of short-term borrowings	(55,359)	(20,860)	(7,383)
Repayments of long-term borrowings		(1,869)
Net cash provided by financing activities	237,465	173,570	29,342
Effect of exchange rate on cash and cash equivalent	(8,759)	(490)	136
Net increase (decrease) in cash and cash equivalent	10,775	67,115	(32,933)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	97,336	30,221	63,154
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	108,111	97,336	30,221
Supplemental cash flow information
Income tax paid	13,327	13,678	8,224
Interest paid	1,957	2,392	1,068
Supplemental non-cash financing and investing activities
Payable for purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd.			8,049
Payable for business acquisitions	9,350	11,795	3,628
Payable for purchase of long term investments	3,743
Payable for purchase of property and equipment	7,109	7,902	8,568
Prepayment for business acquisitions	10,570	22,215	1,705
Prepayment for long term investment	4,000
Prepayment for purchase of property and equipment	11,318	5,435	7,312
iKang Shanghai Xikang Road
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of discount on payable purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd			504
CASH FLOW FROM FINANCING ACTIVITIES
Purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd.		(8,077)	(4,767)
Dividend distribution to a non-controlling interest shareholder			(44)
iKang Shanghai Lujiazui
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest			$ 326
iKang Shanghai Gubei
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest	788
CASH FLOW FROM FINANCING ACTIVITIES
Dividend distribution to a non-controlling interest shareholder	(545)
Beijing Tianzhikangjian
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest	1,212
MediFast
CASH FLOW FROM FINANCING ACTIVITIES
Dividend distribution to a non-controlling interest shareholder	$ (250)	$ (193)